Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q3PH

Schedules of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 7
Notes to Schedules of Investments 10

Templeton Institutional Funds
Schedule of Investments (unaudited), September 30, 2022
Foreign Smaller Companies Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 95.8%
Austria 1.3%
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 75,205 $ 2,454,719
a,b
DO & CO AG ................... Commercial Services & Supplies 41,919 2,781,166
5,235,885
Bahamas 1.3%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 632,789 5,315,428
Belgium 3.8%
Barco NV ...................... Electronic Equipment, Instruments &
Components 337,535 7,188,185
Fagron ........................ Health Care Providers & Services 338,337 4,156,804
a,b
Kinepolis Group NV .............. Entertainment 95,439 3,537,265
14,882,254
Brazil 3.8%
Camil Alimentos SA ............... Food Products 2,678,400 4,712,713
a
M Dias Branco SA ................ Food Products 974,000 7,911,549
Tres Tentos Agroindustrial SA ....... Food Products 1,129,400 2,303,402
14,927,664
Canada 3.5%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 113,400 1,725,670
Canadian Western Bank ........... Banks 359,498 5,853,262
Computer Modelling Group Ltd. ...... Energy Equipment & Services 952,904 3,504,490
North West Co., Inc. (The) .......... Food & Staples Retailing 111,100 2,573,003
13,656,425
China 2.4%
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 1,429,500 1,394,645
b,c
Shanghai Haohai Biological Technology
Co. Ltd., H, 144A, Reg S ......... Biotechnology 506,500 1,621,174
a,b,c
Viva Biotech Holdings, 144A, Reg S .. Life Sciences Tools & Services 8,080,500 1,359,829
b
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 4,975,344 5,236,790
9,612,438
Denmark 0.5%
Matas A/S ...................... Specialty Retail 226,944 2,011,551
Finland 3.0%
Anora Group OYJ ................ Beverages 507,062 3,365,168
Fiskars OYJ Abp ................. Household Durables 171,080 2,481,097
Huhtamaki OYJ .................. Containers & Packaging 180,896 5,753,307
11,599,572
Germany 6.0%
Adesso SE ..................... IT Services 25,314 2,545,546
a,b
flatexDEGIRO AG ................ Capital Markets 217,519 1,936,388
Gerresheimer AG ................ Life Sciences Tools & Services 71,171 3,475,163
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 209,292 4,120,266
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 258,480 2,696,728
Rational AG .................... Machinery 7,259 3,515,873
Stabilus SE ..................... Machinery 106,240 4,671,220
a
VIA Optronics AG, ADR ............ Electronic Equipment, Instruments &
Components 227,846 364,554
23,325,738

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Greece 0.9%
JUMBO SA ..................... Specialty Retail 266,629 $ 3,550,163
Hong Kong 2.7%
Techtronic Industries Co. Ltd. ....... Machinery 383,000 3,654,634
Value Partners Group Ltd. .......... Capital Markets 10,074,000 2,380,754
VTech Holdings Ltd. .............. Communications Equipment 812,400 4,657,891
10,693,279
Israel 2.1%
Max Stock Ltd. .................. Multiline Retail 1,220,644 1,772,294
a,d
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 60,053 1,423,724
a
RADA Electronic Industries Ltd. ...... Aerospace & Defense 507,727 4,889,411
8,085,429
Italy 7.3%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 69,670 3,369,492
Interpump Group SpA ............. Machinery 167,396 5,414,200
MARR SpA ..................... Food & Staples Retailing 265,183 2,494,194
Sanlorenzo SpA ................. Leisure Products 249,634 8,013,941
a,b
Seco SpA ...................... Technology Hardware, Storage & Peripherals 673,925 2,621,075
c
Technogym SpA , 144A, Reg S ...... Leisure Products 1,046,799 6,522,200
28,435,102
Japan 21.1%
Anicom Holdings, Inc. ............. Insurance 633,300 2,483,641
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 401,800 6,398,418
Bunka Shutter Co. Ltd. ............ Building Products 360,600 2,554,226
Dowa Holdings Co. Ltd. ............ Metals & Mining 55,400 1,986,314
en Japan, Inc. ................... Professional Services 149,000 2,298,609
Fuji Oil Holdings, Inc. ............. Food Products 284,100 4,724,105
Glory Ltd. ...................... Machinery 161,400 2,368,831
Hosokawa Micron Corp. ........... Machinery 134,300 2,282,624
Idec Corp. ...................... Electrical Equipment 197,400 4,000,338
IDOM, Inc. ..................... Specialty Retail 724,500 4,371,861
Meitec Corp. .................... Professional Services 447,800 7,084,456
Morinaga & Co. Ltd. .............. Food Products 55,800 1,526,769
Nichiha Corp. ................... Building Products 267,000 5,061,660
Nihon Parkerizing Co. Ltd. .......... Chemicals 274,000 1,765,300
Nissei ASB Machine Co. Ltd. ........ Machinery 151,800 3,742,765
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 410,700 3,437,349
Shima Seiki Manufacturing Ltd. ...... Machinery 371,700 5,173,509
Square Enix Holdings Co. Ltd. ....... Entertainment 52,800 2,275,509
TechnoPro Holdings, Inc. .......... Professional Services 274,900 5,855,172
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 327,300 3,649,844
Tsubakimoto Chain Co. ............ Machinery 115,300 2,434,847
Tsumura & Co. .................. Pharmaceuticals 320,300 6,837,125
82,313,272
Netherlands 1.0%
c
Flow Traders, 144A, Reg S ......... Capital Markets 199,927 3,767,242
Norway 2.0%
a,b
PhotoCure ASA .................. Pharmaceuticals 359,384 3,005,940
TGS ASA ...................... Energy Equipment & Services 398,182 4,867,838
7,873,778

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Philippines 1.0%
Century Pacific Food, Inc. .......... Food Products 10,083,800 $ 3,861,224
South Korea 2.8%
BNK Financial Group, Inc. .......... Banks 631,466 2,615,969
DGB Financial Group, Inc. .......... Banks 847,319 4,076,091
Hite Jinro Co. Ltd. ................ Beverages 145,184 2,652,198
d
i -SENS, Inc. .................... Health Care Equipment & Supplies 4,250 94,550
Kyung Dong Navien Co. Ltd. ........ Building Products 65,668 1,546,028
10,984,836
Spain 0.6%
b
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 101,654 2,299,184
Sweden 3.4%
c
Dometic Group AB, 144A .......... Auto Components 610,571 3,131,169
Electrolux Professional AB, B ....... Machinery 691,954 2,826,585
Granges AB .................... Metals & Mining 620,284 3,977,859
c
Thule Group AB, 144A, Reg S ....... Leisure Products 167,509 3,335,217
13,270,830
Switzerland 4.0%
Bucher Industries AG ............. Machinery 17,749 5,537,215
a,b
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 38,306 2,083,754
Logitech International SA .......... Technology Hardware, Storage & Peripherals 44,403 2,042,538
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 12,598 1,069,943
a
Siegfried Holding AG .............. Life Sciences Tools & Services 6,408 4,737,828
a,b
Zur Rose Group AG .............. Food & Staples Retailing 6,521 192,358
15,663,636
Taiwan 9.6%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,912,037 4,938,008
Giant Manufacturing Co. Ltd. ........ Leisure Products 383,482 2,463,310
Johnson Health Tech Co. Ltd. ....... Leisure Products 1,698,000 3,925,351
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 5,036,000 4,856,156
Merida Industry Co. Ltd. ........... Leisure Products 630,000 3,553,444
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 677,000 2,959,169
Nien Made Enterprise Co. Ltd. ...... Household Durables 354,000 2,788,381
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,471,000 2,932,481
Shin Zu Shing Co. Ltd. ............ Machinery 906,000 2,559,464
Topkey Corp. ................... Leisure Products 627,500 3,070,139
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,147,000 3,354,625
37,400,528
Thailand 0.9%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 3,593,300 3,467,202
Major Cineplex Group PCL ......... Entertainment 486,700 226,692
3,693,894
United Kingdom 9.3%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 4,253,945 2,401,350
Greggs plc ..................... Hotels, Restaurants & Leisure 181,180 3,422,353
c
Ibstock plc, 144A, Reg S ........... Construction Materials 2,511,386 4,577,317
a
Johnson Service Group plc ......... Commercial Services & Supplies 1,716,174 1,503,305

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 13 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Man Group plc .................. Capital Markets 2,713,033 $ 6,717,378
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 163,117 3,249,023
Pagegroup plc .................. Professional Services 839,752 3,450,507
Rathbones Group plc ............. Capital Markets 263,354 4,822,170
VIDENDUM plc .................. Household Durables 145,119 1,937,609
a,c
Watches of Switzerland Group plc, 144A Specialty Retail 564,479 4,171,760
36,252,772
United States 1.5%
Axis Capital Holdings Ltd. .......... Insurance 53,237 2,616,598
a,b
IMAX Corp. ..................... Entertainment 222,950 3,148,054
5,764,652
Total Common Stocks (Cost $412,322,611) .....................................
374,476,776
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 202,835 215,005
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 59,949 63,546
278,551
Total Warrants (Cost $221,371) ................................................
278,551
Total Long Term Investments (Cost $412,543,982) ...............................
374,755,327
Short Term Investments 3.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 2.5%
United States 2.5%
e
FHLB, 10/03/22 .................. 10,000,000 10,000,000
Total U.S. Government and Agency Securities (Cost $9,998,555) ..................
10,000,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.7%
Money Market Funds 0.7%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 2,687,231 2,687,231
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$2,687,231) .................................................................
2,687,231
a a a a a
Total Short Term Investments (Cost $12,685,786 ) ................................
12,687,231
a a a
Total Investments (Cost $425,229,768) 99.1% ...................................
$387,442,558
Other Assets, less Liabilities 0.9% .............................................
3,363,526
Net Assets 100.0% ...........................................................
$390,806,084
a a a

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $33,647,224, representing 8.6% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited), September 30, 2022
International Equity Series
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 91.6%
Belgium 1.5%
Anheuser-Busch InBev SA/NV ...... Beverages 63,282 $ 2,866,608
Canada 2.0%
a
GFL Environmental, Inc. ........... Commercial Services & Supplies 146,000 3,692,340
Chile 1.5%
Antofagasta plc .................. Metals & Mining 224,237 2,747,627
China 1.3%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 16,360 2,413,264
France 11.0%
Cie de Saint-Gobain .............. Building Products 61,558 2,201,156
Danone SA ..................... Food Products 77,623 3,670,617
Eiffage SA ...................... Construction & Engineering 41,500 3,328,181
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 166,248 7,799,853
Veolia Environnement SA .......... Multi-Utilities 195,773 3,741,840
20,741,647
Germany 12.9%
adidas AG ...................... Textiles, Apparel & Luxury Goods 15,153 1,742,097
Bayer AG ...................... Pharmaceuticals 39,906 1,838,744
Continental AG .................. Auto Components 48,191 2,138,505
Deutsche Boerse AG .............. Capital Markets 23,023 3,774,278
Deutsche Telekom AG ............. Diversified Telecommunication Services 437,944 7,454,920
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 58,343 1,643,782
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 107,931 2,362,086
SAP SE ....................... Software 40,891 3,332,589
24,287,001
Hungary 0.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 104,052 1,781,675
Ireland 1.7%
CRH plc ....................... Construction Materials 97,864 3,146,671
Japan 13.1%
Hitachi Ltd. ..................... Industrial Conglomerates 90,100 3,833,907
Honda Motor Co. Ltd. ............. Automobiles 156,300 3,392,263
Isuzu Motors Ltd. ................ Automobiles 347,800 3,845,380
Komatsu Ltd. ................... Machinery 157,900 2,874,794
Sony Group Corp. ................ Household Durables 49,500 3,188,186
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 91,000 2,607,475
Sumitomo Mitsui Financial Group, Inc. . Banks 177,900 4,931,140
24,673,145
Netherlands 7.0%
ING Groep NV .................. Banks 308,995 2,647,736
SBM Offshore NV ................ Energy Equipment & Services 141,475 1,775,449
Shell plc ....................... Oil, Gas & Consumable Fuels 348,449 8,643,912
13,067,097
Singapore 2.0%
United Overseas Bank Ltd. ......... Banks 203,000 3,676,854
South Korea 4.3%
KB Financial Group, Inc. ........... Banks 70,488 2,112,020
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 119,926 4,369,222

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Shinhan Financial Group Co. Ltd. .... Banks 70,975 $ 1,635,820
8,117,062
Spain 2.1%
Red Electrica Corp. SA ............ Electric Utilities 254,358 3,903,474
Switzerland 1.7%
Adecco Group AG ................ Professional Services 115,974 3,200,833
Taiwan 1.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 253,492 3,352,638
Thailand 1.1%
Kasikornbank PCL ............... Banks 548,300 2,076,579
United Kingdom 21.1%
AstraZeneca plc ................. Pharmaceuticals 37,812 4,156,467
BAE Systems plc ................ Aerospace & Defense 433,630 3,809,886
BP plc ......................... Oil, Gas & Consumable Fuels 1,692,045 8,084,890
Compass Group plc .............. Hotels, Restaurants & Leisure 126,176 2,512,357
DS Smith plc .................... Containers & Packaging 839,039 2,372,737
b
Haleon plc ..................... Personal Products 962,743 3,001,665
Informa plc ..................... Media 344,239 1,967,548
a,b
International Consolidated Airlines
Group SA ..................... Airlines 1,476,160 1,525,582
Lloyds Banking Group plc .......... Banks 10,732,664 4,850,817
Smith & Nephew plc .............. Health Care Equipment & Supplies 300,572 3,469,283
Standard Chartered plc ............ Banks 284,198 1,777,453
b
WH Smith plc ................... Specialty Retail 156,967 2,069,450
39,598,135
United States 4.6%
b
ICON plc ....................... Life Sciences Tools & Services 14,100 2,591,298
Roche Holding AG ............... Pharmaceuticals 18,303 5,958,226
8,549,524
Total Common Stocks (Cost $174,842,851) .....................................
171,892,174
a a a a a
Escrows and Litigation Trusts 0.0%
b,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $174,842,851) ...............................
171,892,174
Short Term Investments 2.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.0%
United States 2.0%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 3,831,502 3,831,502
Total Money Market Funds (Cost $3,831,502) ...................................
3,831,502

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.9%
Money Market Funds 0.9%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 1,630,916 $ 1,630,916
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,630,916) .................................................................
1,630,916
a a a a a
Total Short Term Investments (Cost $5,462,418 ) .................................
5,462,418
a a a
Total Investments (Cost $180,305,269) 94.5% ...................................
$177,354,592
Other Assets, less Liabilities 5.5% .............................................
10,307,814
Net Assets 100.0% ...........................................................
$187,662,406
a a a
a
A portion or all of the security is on loan at September 30, 2022.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 1,660,600 12/16/22 $ (222,731)
Total Futures Contracts ...................................................................... $(222,731)
*
As of period end.

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds’ administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2022, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $9,593,212 $72,395,137 $(79,301,118) $— $— $2,687,231 2,687,231 $15,813
Total Affiliated Securities ... $9,593,212 $72,395,137 $(79,301,118) $— $— $2,687,231 $15,813
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 5,153,549 $ 98,379,776 $ (99,701,823) $ — $ — $ 3,831,502 3,831,502 $ 30,203
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $15,140,538 $(13,509,622) $— $— $1,630,916 1,630,916 $10,364
Total Affiliated Securities ... $5,153,549 $113,520,314 $(113,211,445) $— $— $5,462,418 $40,567
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ — $ 5,235,885 $ — $ 5,235,885
Bahamas ............................. 5,315,428 — — 5,315,428
Belgium .............................. — 14,882,254 — 14,882,254
Brazil ................................ 14,927,664 — — 14,927,664
Canada .............................. 13,656,425 — — 13,656,425
China ............................... — 9,612,438 — 9,612,438
Denmark ............................. — 2,011,551 — 2,011,551
Finland .............................. — 11,599,572 — 11,599,572
Germany ............................. 364,554 22,961,184 — 23,325,738
Greece .............................. — 3,550,163 — 3,550,163
Hong Kong ........................... — 10,693,279 — 10,693,279
Israel ................................ 4,889,411 3,196,018 — 8,085,429
Italy ................................. — 28,435,102 — 28,435,102
Japan ............................... — 82,313,272 — 82,313,272
Netherlands ........................... — 3,767,242 — 3,767,242
Norway .............................. — 7,873,778 — 7,873,778
Philippines ............................ 3,861,224 — — 3,861,224
South Korea .......................... — 10,984,836 — 10,984,836
Spain ................................ — 2,299,184 — 2,299,184
Sweden .............................. — 13,270,830 — 13,270,830
Switzerland ........................... 3,112,481 12,551,155 — 15,663,636
Taiwan ............................... — 37,400,528 — 37,400,528
Thailand ............................. — 3,693,894 — 3,693,894
United Kingdom ........................ 8,071,193 28,181,579 — 36,252,772
United States .......................... 5,764,652 — — 5,764,652
Warrants .............................. 278,551 — — 278,551
Short Term Investments ................... 2,687,231 10,000,000 — 12,687,231
Total Investments in Securities ........... $62,928,814 $324,513,744
a
$— $387,442,558
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 2,866,608 — 2,866,608
Canada .............................. 3,692,340 — — 3,692,340
Chile ................................ — 2,747,627 — 2,747,627
China ............................... 2,413,264 — — 2,413,264
France ............................... — 20,741,647 — 20,741,647
Germany ............................. — 24,287,001 — 24,287,001
4. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Hungary ............................. $ — $ 1,781,675 $ — $ 1,781,675
Ireland ............................... — 3,146,671 — 3,146,671
Japan ............................... — 24,673,145 — 24,673,145
Netherlands ........................... — 13,067,097 — 13,067,097
Singapore ............................ — 3,676,854 — 3,676,854
South Korea .......................... — 8,117,062 — 8,117,062
Spain ................................ — 3,903,474 — 3,903,474
Switzerland ........................... — 3,200,833 — 3,200,833
Taiwan ............................... — 3,352,638 — 3,352,638
Thailand ............................. — 2,076,579 — 2,076,579
United Kingdom ........................ 3,001,665 36,596,470 — 39,598,135
United States .......................... 2,591,298 5,958,226 — 8,549,524
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 5,462,418 — — 5,462,418
Total Investments in Securities ........... $17,160,985 $160,193,607
c
$— $177,354,592
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 222,731 $ — $ — $ 222,731
a
Includes foreign securities valued at $314,513,744, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value at September 30, 2022.
c
Includes foreign securities valued at $160,193,607, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.